UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Patriot Premium Dividend Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Patriot Premium Dividend Fund II

QUARTERLY PORTFOLIO HOLDINGS

1.31.2008

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 47.12%		$312,418,331

(Cost $292,854,522)

Electric Utilities 5.44%		36,063,656

Duke Energy Corp.	528,260	9,857,332
Great Plains Energy, Inc.	79,070	2,204,472
Pinnacle West Capital Corp.	265,000	10,181,300
Progress Energy, Inc.	303,500	13,709,094
Progress Energy, Inc. (Contingent Value Obligation) (B)(I)	337,750	111,458

Gas Utilities 1.22%		8,068,037

National Fuel Gas Co.	187,150	8,068,037

Industrial Conglomerates 0.69%		4,603,300

General Electric Co.	130,000	4,603,300

Integrated Telecommunication Services 2.98%		19,784,152

AT&T, Inc.	380,000	14,626,200
Verizon Communications, Inc.	132,800	5,157,952

Multi-Utilities 35.13%		232,913,355

Alliant Energy Corp.	617,900	22,800,510
Ameren Corp.	165,400	7,411,574
CH Energy Group, Inc.	619,750	23,916,152
Consolidated Edison, Inc.	185,000	8,062,300
Dominion Resources, Inc.	494,400	21,259,200
DTE Energy Co.	535,000	22,817,750
Energy East Corp.	870,000	21,967,500
Integrys Energy Group, Inc.	385,000	18,718,700
NiSource, Inc.	519,500	9,865,305
NSTAR	899,000	29,154,570
OGE Energy Corp.	313,724	10,268,187
SCANA Corp.	120,300	4,485,987
TECO Energy, Inc.	661,500	11,027,205
Vectren Corp.	129,300	3,549,285
Xcel Energy, Inc.	847,000	17,609,130

Oil & Gas Storage & Transportation 0.75%		4,996,364

Spectra Energy Corp.	218,755	4,996,364

Other Diversified Financial Services 0.90%		5,989,467

Bank of America Corp.	135,050	5,989,467

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2008 (unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 105.04%			$696,420,281

(Cost $713,805,823)

Agricultural Products 3.18%			21,072,503

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	224,250	21,072,503

Broadcasting & Cable TV 0.16%			1,029,226

Comcast Corp., 7.00%	BBB+	42,530	1,029,226

Consumer Finance 3.14%			20,790,199

HSBC Finance Corp., 6.36%, Depositary Shares, Ser B	A	35,600	827,344
SLM Corp., 6.97%, Ser A	BB	445,500	19,962,855

Diversified Banks 4.03%			26,741,056

HSBC Holdings Plc, 6.20%, Ser A (United Kingdom) (F)	A	25,000	597,500
HSBC USA, Inc., $2.8575 (G)	AA-	494,950	22,458,356
Royal Bank of Scotland Group Plc, 5.75%, Ser L
(United Kingdom) (F)	A	166,000	3,685,200

Electric Utilities 32.72%			216,913,070

Alabama Power Co., 5.20%	BBB+	1,218,875	26,388,644
Carolina Power & Light Co., $4.20	Baa2	41,151	3,585,281
Carolina Power & Light Co., $5.44	BBB-	11,382	1,001,616
Central Illinois Light Co., 4.64%	Ba1	7,460	677,695
Central Maine Power Co., 4.75% (G)	Baa2	11,015	859,170
Connecticut Light & Power Co., 3.90%, Ser 1949	Baa3	27,255	1,024,619
Duquesne Light Co., 6.50%	BB	519,900	26,872,331
Entergy Arkansas, Inc., 6.45%	BB+	350,000	8,782,830
Entergy Mississippi, Inc., 6.25%	BB+	667,000	17,425,375
FPC Capital I, 7.10%, Ser A	BBB-	211,300	5,290,952
Georgia Power Co., 6.00%, Ser R	A	268,700	6,717,500
Great Plains Energy, Inc., 4.50%	BB+	12,510	1,025,820
HECO Capital Trust III, 6.50%	BB+	173,300	4,072,550
Interstate Power & Light Co., 7.10%, Ser C	BBB-	184,600	4,874,603
Interstate Power & Light Co., 8.375%, Ser B	Baa2	132,800	3,950,800
NSTAR Electric Co., 4.25%	A-	122,309	8,928,557
NSTAR Electric Co., 4.78%	A-	112,280	9,206,960
PPL Electric Utilities Corp., 4.40%	BBB	29,790	2,375,752
PPL Electric Utilities Corp., 4.60%	BBB	3,917	394,516
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	1,000,000	24,062,500
PPL Energy Supply, LLC, 7.00%	BBB	277,500	7,084,575
Public Service Electric & Gas Co., 4.30%, Ser C	BB+	8,280	654,120
Southern California Edison Co., 6.00%, Ser C	BBB-	80,000	7,787,504
Southern California Edison Co., 6.125%	BBB-	195,000	19,067,354
Union Electric Co., $3.70	BB	12,262	849,910
Virginia Electric & Power Co., $6.98	BBB	45,500	4,567,062
Virginia Electric & Power Co., $7.05	BBB	30,200	3,086,062
Westar Energy, Inc., 6.10%	AA	439,400	11,222,276
Wisconsin Public Service Corp., 6.76%	BBB+	49,478	5,076,136

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2008 (unaudited)

Gas Utilities 4.06%			26,900,094

Southern Union Co., 7.55%, Ser A	BB	997,200	25,079,580
Southwest Gas Capital II, 7.70%	BB	72,300	1,820,514

Integrated Telecommunication Services 1.10%			7,302,000

AT&T, Inc., 6.375%	A	100,000	2,494,000
Telephone & Data Systems, Inc., 6.625%	BB+	240,400	4,808,000

Investment Banking & Brokerage 15.49%			102,717,605

Bear Stearns Cos., Inc. (The), 5.49%, Depositary
Shares, Ser G	BBB+	278,000	11,064,400
Bear Stearns Cos., Inc. (The), 5.72%, Depositary
Shares, Ser F	BBB+	328,760	14,054,490
Bear Stearns Cos., Inc. (The), 6.15%, Depositary
Shares, Ser E	BBB+	207,600	9,134,400
Goldman Sachs Group, Inc., 6.20%, Ser B	A	129,500	3,198,650
Lehman Brothers Holdings, Inc., 5.67%, Depositary
Shares, Ser D	A-	546,100	24,383,365
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C	A-	287,000	12,369,700
Merrill Lynch & Co., Inc., 6.375%, Depositary
Shares, Ser 3	A-	1,160,000	26,923,600
Morgan Stanley Capital Trust III, 6.25%	A	70,000	1,589,000

Life & Health Insurance 4.35%			28,826,640

MetLife, Inc., 6.50%, Ser B	BBB	1,035,000	25,398,900
Prudential Plc, 6.75% (United Kingdom) (F)	A-	139,000	3,427,740

Movies & Entertainment 0.66%			4,382,620

Viacom, Inc., 6.85%	BBB	181,100	4,382,620

Multi-Utilities 13.61%			90,226,483

Baltimore Gas & Electric Co., 6.70%, Ser 1993	BBB-	20,250	2,075,625
Baltimore Gas & Electric Co., 6.99%, Ser 1995	Ba1	134,000	13,760,125
BGE Capital Trust II, 6.20%	BBB-	615,300	14,422,632
PNM Resources, Inc., 6.75%, Conv	BB+	282,361	10,416,297
Public Service Electric & Gas Co., 4.08%, Ser A	BB+	5,000	378,750
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	53,677	4,133,129
Public Service Electric & Gas Co., 6.92%	BB+	131,425	14,764,784
SEMPRA Energy, $4.36	BBB+	38,500	3,099,250
SEMPRA Energy, $4.75, Ser 53	BBB+	12,610	1,097,070
South Carolina Electric & Gas Co., 6.52%	Baa2	220,000	21,848,750
Xcel Energy, Inc., $4.08, Ser B	BBB-	8,610	718,935
Xcel Energy, Inc., $4.11, Ser D	BBB-	33,691	2,779,508
Xcel Energy, Inc., $4.16, Ser E	BBB-	9,410	731,628

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2008 (unaudited)

Oil & Gas Exploration & Production 11.34%			75,214,633

Anadarko Petroleum Corp., 5.46%, Depositary Shares,
Ser B	BB	94,567	9,424,197
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	236,649	20,447,964
Devon Energy Corp., 6.49%, Ser A	BB+	267,645	27,274,712
Nexen, Inc., 7.35% (Canada) (F)	BB+	718,400	18,067,760

Other Diversified Financial Services 6.35%			42,093,012

Bank of America Corp., 6.204%, Depositary Shares,
Ser D	A+	960,000	22,598,400
Bank of America Corp., 6.625%	A+	360,000	8,762,400
Citigroup Capital IX, 6.00%	A	50,000	1,105,000
Citigroup Capital VII, 7.125% (G)	A	30,000	745,500
Citigroup Capital XI, 6.00%	A	5,000	110,050
Citigroup Inc., 8.125%	A	240,000	6,292,800
DB Capital Trust II, 6.55%	A+	45,275	1,107,427
General Electric Capital Corp., 6.625%	AAA	54,100	1,371,435

Specialized Finance 1.41%			9,367,956

CIT Group, Inc., 6.35%, Ser A	BBB+	432,900	9,367,956

Thrifts & Mortgage Finance 1.63%			10,790,702

Sovereign Bancorp, Inc., 7.30%, Depositary Shares,
Ser C	BB+	449,800	10,790,702

Trucking 1.34%			8,911,500

AMERCO, 8.50%, Ser A	B	390,000	8,911,500

Wireless Telecommunication Services 0.47%			3,140,982

United States Cellular Corp., 7.50%	BB+	129,900	3,140,982
	Interest	Par Value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 0.70%			$4,647,628

(Cost $4,648,000)

Commercial Paper 0.70%			4,647,628

Chevron Funding Corp., 02-01-08	2.900%	$4,648,000	4,647,628

Total investments (Cost $1,011,308,345) 152.86%			$1,013,486,240

Other assets and liabilities, net 0.28%			$1,801,448

Fund preferred shares, at liquidation value (53.14%)			($352,305,933)

Total net assets applicable to common shareholders 100.00%			$662,981,755

The percentage shown for each investment category is
the total value of that category, at liquidation value, as a percentage of the net assets applicable to common
shareholders.

John Hancock
Patriot Premium Dividend Fund II
Notes to Schedule of Investments
January 31, 2008 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $111,458 or 0.02% of the Fund's net assets as of January 31, 2008.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $21,072,503 or 3.18% of the net assets applicable to common shareholders as of January 31, 2008.

The cost of investments owned on January 31, 2008, including short-term investments, was $1,011,308,345. Gross unrealized appreciation and depreciation of investments aggregated $45,671,985 and $43,494,090, respectively, resulting in net unrealized appreciation of $2,177,895.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: PDT

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund II.

P20Q1 1/08
3/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 31, 2008